Shareholders’ Equity (Details)					12 Months Ended
	Oct. 22, 2024 HKD ($) shares	Oct. 22, 2024 USD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Sep. 05, 2023 $ / shares shares	Dec. 31, 2024 HKD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($)	Dec. 31, 2024 USD ($) $ / shares shares	Oct. 22, 2024 USD ($)
Shareholders’ Equity [Line Items]
Stock split ratio				1-to-1.6
Ordinary shares, authorized					800,000,000		800,000,000		800,000,000
Ordinary shares, par value | (per share)					$ 0.0000625		$ 0.0000625		$ 0.0000625
Ordinary shares, issued					20,300,000		18,000,000		20,300,000
Ordinary shares, outstanding					20,300,000		18,000,000		20,300,000
Permanent equity of ordinary shares					1				1
Total net proceeds					$ 63,945,093	$ 8,232,179
Underwriting discounts and commissions	$ 18,600,000	$ 2,400,000
Offering expenses	10,800,000						7,444,232			$ 1,400,000
Additional paid-in capital					$ 68,647,780		15,491,225		$ 8,837,594
Least percentage					10.00%				10.00%
Reserve capital percentage					50.00%				50.00%
Statutory reserves					$ 278,740		278,740		$ 35,885
Percentage of after tax profits					10.00%	10.00%
Percentage of statutory reserve funds of its registered capital					50.00%	50.00%
Restricted paid-in-capital					$ 15,769,965		$ 15,769,965		$ 2,030,197
Common Stock [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized				800,000,000	800,000,000				800,000,000
Ordinary shares, par value | $ / shares				$ 0.0000625					$ 0.0000625
Ordinary shares, issued					18,000,000				18,000,000
Ordinary shares, outstanding					18,000,000				18,000,000
Number of ordinary shares					2,300,000	2,300,000
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0000625
Number of ordinary shares			2,000,000
Offering price per share | $ / shares			$ 4
Proceeds from offering	71,700,000	9,200,000	$ 8,000,000
Offering expenses	7,800,000									1,000,000
Additional paid-in capital	$ 53,100,000									$ 9,200,000
IPO [Member] | Common Stock [Member]
Shareholders’ Equity [Line Items]
Proceeds from offering | $			$ 8,000,000
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Proceeds from offering | $		$ 1,200,000
Ordinary shares exercised	300,000	300,000
Gross proceeds | $		$ 1,200,000
Total net proceeds	$ 63,900,000	$ 8,200,000